UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia              August 10, 2010
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 79
                                              -----------------------

Form 13F Information Table Value Total:           $189,891
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Aegis Financial Corporation

Form 13F Information Table 06-30-2010:

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                                                                                                                            VOTING
NAME OF                                          TYPE OF                                  SHR OR  SH/  PUT  INVSTMNT OTHER AUTHORITY
ISSUER                                           CLASS         CUSIP      VALUE           PRN AMT  PRN  /CALL DSCRTN  MGRS    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Adams Resources and Energy Inc.                  COM NEW       006351308  $          418     23,195  SH      SOLE    NONE    23,195
Alliance One International Inc.                  COM           018772103  $        9,237  2,594,538  SH      SOLE    NONE 2,594,538
Allied Defense Group, Inc.                       COM           019118108  $        1,629    430,879  SH      SOLE    NONE   430,879
American Pacific Corp.                           COM           028740108  $        3,537    704,602  SH      SOLE    NONE   704,602
American Safety Insurance                        ORD           G02995101  $        1,794    114,149  SH      SOLE    NONE   114,149
Argo Group International Holdings Ltd.           COM           G0464B107  $          312     10,186  SH      SOLE    NONE    10,186
Arlington Asset Investment Corp.                 CL A NEW      041356205  $        3,374    179,183  SH      SOLE    NONE   179,183
Aspen Insurance Holdings Ltd.                    SHS           G05384105  $        4,485    181,300  SH      SOLE    NONE   181,300
ATP Oil&Gas                                      COM           00208J108  $        6,095    575,500  SH      SOLE    NONE   575,500
Audiovox Corporation Class A                     CL A          050757103  $        5,081    691,333  SH      SOLE    NONE   691,333
Bassett Furniture Industries                     COM           070203104  $        5,845  1,365,743  SH      SOLE    NONE 1,365,743
Beazer Homes USA                                 COM           07556Q105  $          133     36,560  SH      SOLE    NONE    36,560
Black Rock High Income Shares                    SHS BEN INT   09250E107  $           69     35,000  SH      SOLE    NONE    35,000
Bofi Holdings Inc.                               COM           05566U108  $        5,933    420,168  SH      SOLE    NONE   420,168
Books-A-Million Inc.                             COM           098570104  $        3,427    569,317  SH      SOLE    NONE   569,317
Bowl America Inc. - Class A                      CL A          102565108  $          283     20,057  SH      SOLE    NONE    20,057
Brandywine Operation Partners3.875% Due 10-15-26 NOTE 3.875%
                                                   10-15-26    105340AH6  $           25     25,000  PRN     SOLE    NONE    25,000
Brandywine Realty Trust                          SH BEN INT
                                                   NEW         105368203  $        1,589    147,808  SH      SOLE    NONE   147,808
BRT Realty Trust                                 SH BEN INT
                                                   NEW         055645303  $        3,913    663,282  SH      SOLE    NONE   663,282
California First National Bank Corp.             COM           130222102  $        5,702    462,114  SH      SOLE    NONE   462,114
Century Casinos Inc.                             COM           156492100  $        2,275  1,053,048  SH      SOLE    NONE 1,053,048
ChipMOS Technology Bermuda Ltd.                  SHS           G2110R106  $        1,108    743,750  SH      SOLE    NONE   743,750
Core-Mark Hldgs                                  COM           218681104  $        2,985    108,944  SH      SOLE    NONE   108,944
Covenant Transport Inc. Cl. A.                   CL A          22284P105  $          262     38,851  SH      SOLE    NONE    38,851
CVR Energy Inc.                                  COM           12662P108  $        2,811    373,833  SH      SOLE    NONE   373,833
Delta Apparel Inc.                               COM           247368103  $       10,226    700,378  SH      SOLE    NONE   700,378
Duckwall-ALCO                                    COM           264142100  $        4,960    338,541  SH      SOLE    NONE   338,541
Endeavour International                          COM           29259G101  $          637    601,202  SH      SOLE    NONE   601,202
Energy Partners Ltd.                             COM NEW       29270U303  $        3,235    264,961  SH      SOLE    NONE   264,961
Ensco Plc.                                       SPONSORED ADR 29358Q109  $        8,394    213,704  SH      SOLE    NONE   213,704
FBR Capital Markets Corp.                        COM           30247C301  $          432    129,751  SH      SOLE    NONE   129,751
First Federal Northern Michigan Bancorp.         COM           32021X105  $           87     35,640  SH      SOLE    NONE    35,640
Fisher Communications Inc.                       COM           337756209  $        1,185     70,345  SH      SOLE    NONE    70,345
Franklin Universal Trust                         SH BEN INT    355145103  $           75     12,900  SH      SOLE    NONE    12,900
Frequency Electronics, Inc.                      COM           358010106  $        1,187    255,190  SH      SOLE    NONE   255,190
Frisch's Restaurants, Inc.                       COM           358748101  $          449     22,294  SH      SOLE    NONE    22,294
GulfMark Offshore, Inc.                          CL A NEW      402629208  $        3,123    119,206  SH      SOLE    NONE   119,206
Hardinge Inc.                                    COM           412324303  $        3,025    355,020  SH      SOLE    NONE   355,020
Horizon Lines Inc.4.250% Due 08-15-12            NOTE 4.250%
                                                   08-15-12    44044KAB7  $          619    750,000  PRN     SOLE    NONE   750,000
Hornbeck Offshore Service                        COM           440543106  $        4,460    305,466  SH      SOLE    NONE   305,466
Horsehead Holdings                               COM           440694305  $        6,170    816,170  SH      SOLE    NONE   816,170
Imperial Sugar                                   COM NEW       453096208  $        2,711    268,409  SH      SOLE    NONE   268,409
Integrated Electrical Services, Inc.             COM           45811e301  $          525    150,405  SH      SOLE    NONE   150,405
International Coal Group                         COM           45928H106  $          104     27,100  SH      SOLE    NONE    27,100
J. Alexanders Corp.                              COM           466096104  $          597    122,310  SH      SOLE    NONE   122,310
LTX-Credence Corporation                         COM           502403108  $          391    138,289  SH      SOLE    NONE   138,289
Lubys. Inc.                                      COM           549282101  $        1,257    326,503  SH      SOLE    NONE   326,503
Magnum Hunter Resources                          COM           55973b102  $          664    152,366  SH      SOLE    NONE   152,366
Marlin Business Service                          COM           571157106  $        2,434    201,324  SH      SOLE    NONE   201,324
Medallion Financial Corp.                        COM           583928106  $          928    140,570  SH      SOLE    NONE   140,570
Mercer International Inc.                        COM           588056101  $        3,608    906,510  SH      SOLE    NONE   906,510
Mirant Corp.                                     COM           60467R100  $        4,560    431,852  SH      SOLE    NONE   431,852
Mitcham Industies, Inc.                          COM           606501104  $        1,572    232,955  SH      SOLE    NONE   232,955
Mod-Pac Corp.                                    COM           607495108  $          828    186,027  SH      SOLE    NONE   186,027
Noble Corp.                                      NAMEN -AKT    H5833N103  $          735     23,800  SH      SOLE    NONE    23,800
Omega Protein Corp.                              COM           68210P107  $        1,579    393,764  SH      SOLE    NONE   393,764
Parlux Fragrance                                 COM           701645103  $          187    104,732  SH      SOLE    NONE   104,732
Patterson-UTI Energy Inc.                        COM           703481101  $        1,925    149,550  SH      SOLE    NONE   149,550
Penn Millers Holding                             COM           707561106  $        3,272    247,872  SH      SOLE    NONE   247,872
PMA Capital Corp. Cl. A                          CL A          693419202  $        8,695  1,327,504  SH      SOLE    NONE 1,327,504
RF Monolithics Inc.                              COM           74955f106  $           12     10,462  SH      SOLE    NONE    10,462
Sparton Corporation                              COM           847235108  $          557    110,674  SH      SOLE    NONE   110,674
Superior Industries International Inc.           COM           868168105  $        1,192     88,718  SH      SOLE    NONE    88,718
SWS Group Inc.                                   COM           78503N107  $        1,719    180,957  SH      SOLE    NONE   180,957
Sypris Solutions Inc.                            COM           871655106  $        2,218    553,073  SH      SOLE    NONE   553,073
Tandy Brands Accessories Inc.                    COM           875378101  $        1,427    396,318  SH      SOLE    NONE   396,318
Tecumseh Products Company - Class A              CL A          878895200  $        3,609    324,563  SH      SOLE    NONE   324,563
Tecumseh Products Company - Class B              CL B          878895101  $        5,328    483,020  SH      SOLE    NONE   483,020
Tesoro Corp.                                     COM           881609101  $        1,333    114,187  SH      SOLE    NONE   114,187
Thomas Properties Group, Inc.                    COM           884453101  $          698    210,870  SH      SOLE    NONE   210,870
Toreador Resources Corp.5.000% Due 10-01-25      NOTE 5.000%
                                                   10-01-25    891050AB2  $          716    750,000  PRN     SOLE    NONE   750,000
Tower Group Inc.                                 COM           891777104  $        3,798    176,424  SH      SOLE    NONE   176,424
Ultra Petrol Bahamas                             COM           P94398107  $          548    125,917  SH      SOLE    NONE   125,917
Unifi Inc.                                       COM           904677101  $        2,408    630,239  SH      SOLE    NONE   630,239
Universal Stainless & Alloy Products Inc.        COM           913837100  $        1,144     71,578  SH      SOLE    NONE    71,578
Vestin Realty Mortgage I Inc.                    COM           925490104  $           27     26,809  SH      SOLE    NONE    26,809
Western Refining Inc.                            COM           959319104  $        1,822    362,200  SH      SOLE    NONE   362,200
Western Refining Inc.5.750% Due 06-15-14         NOTE 5.750%
                                                   06-15-14    959319AC8  $          676    900,000  PRN     SOLE    NONE   900,000
White Mountains Insurance Growth                 COM           G9618E107  $        3,501     10,800  SH      SOLE    NONE    10,800
                                                                          --------------
                                                                          $      189,891
                                                                          ==============